T. ROWE PRICE Global Allocation Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Globant (USD) (1) 306 61
MercadoLibre (USD) (1) 556 453
Tenaris, ADR (USD)  1,714 48
Total Argentina (Cost
$180
)
562
AUSTRALIA 0.8%
Common Stocks 0.8%
ALS  32,801 269
Australia & New Zealand Banking Group  15,873 257
BHP Group  53,417 1,462
BHP Group (GBP)  33,912 938
BlueScope Steel  9,403 110
Challenger  28,054 139
Cochlear  1,365 206
Downer EDI  44,166 172
Frontier Digital Ventures (1) 157,871 104
Goodman Group  8,149 119
IDP Education  7,418 149
IGO  97,264 762
Incitec Pivot  25,162 64
Macquarie Group  2,418 309
Northern Star Resources  43,268 238
oOh!media  83,378 73
OZ Minerals  15,446 206
Perseus Mining  155,746 185
Rio Tinto  4,610 319
Scentre Group  156,860 321
South32  198,419 541
Steadfast Group  66,348 249
Tietto Minerals (1) 214,618 72
Treasury Wine Estates  17,015 147
Woodside Energy Group (GBP) (1) 2,412 55
Worley  55,358 559
Xero (1) 2,020 133
8,158
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2) 105,000 105
Boral Finance, 3.00%, 11/1/22 (USD) (2) 10,000 10
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 118
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 15
T. ROWE PRICE Global Allocation Fund

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 63
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 104
415
Total Australia (Cost
$7,061
)
8,573
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  23,079 1,066
Erste Group Bank  8,547 217
Mayr Melnhof Karton  2,031 324
Total Austria (Cost
$1,569
)
1,607
BAHRAIN 0.0%
Common Stocks 0.0%
Ahli United Bank (KWD)  234,530 236
Aluminium Bahrain  23,933 68
Total Bahrain (Cost
$310
)
304
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  255,491 102
Square Pharmaceuticals  60,320 133
Total Bangladesh (Cost
$259
)
235
BELGIUM 0.1%
Common Stocks 0.1%
KBC Group  2,400 126
Lotus Bakeries  13 74
Shurgard Self Storage  1,169 60
Umicore  5,335 193
Warehouses De Pauw  2,316 79
532
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 91
91
Total Belgium (Cost
$594
)
623

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BRAZIL 0.4%
Common Stocks 0.4%
Arco Platform, Class A (USD) (1) 7,872 114
B3  390,600 838
Boa Vista Servicos  19,174 20
CI&T, Class A (USD) (1) 4,658 53
EDP - Energias Do Brasil  22,868 96
Grupo SBF  35,200 141
Intelbras Industria de Telecomunicacao Eletronica Brasileira  14,200 75
Localiza Rent a Car  50,500 568
Magazine Luiza (1) 10,749 5
Raia Drogasil  160,917 653
Rede D'Or Sao Luiz  38,111 238
Suzano  15,257 143
Vale  9,726 131
WEG  15,000 81
XP, Class A (USD) (1) 37,749 797
3,953
Preferred Stocks 0.0%
Itau Unibanco Holding  25,246 116
Marcopolo  212,200 102
218
Total Brazil (Cost
$4,792
)
4,171
CANADA 1.3%
Common Stocks 1.1%
Altus Group  3,984 164
Aritzia (1) 5,391 170
BRP  738 56
CAE (1) 5,869 155
Canadian Apartment Properties REIT  1,265 48
Canadian Natural Resources  1,424 79
Canadian Pacific Railway (USD)  5,065 399
Constellation Software  104 177
Definity Financial  11,777 339
dentalcorp Holdings (1) 12,162 104
Descartes Systems Group (1) 4,104 283
Descartes Systems Group (USD) (1) 768 53
Element Fleet Management  36,397 418
ERO Copper (1) 2,780 28
Franco-Nevada  1,639 210
K92 Mining (1) 49,374 308

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Karora Resources (1) 38,709 101
Magna International (USD)  9,031 577
Manulife Financial  28,882 529
National Bank of Canada  10,446 733
Nutrien (USD)  30,296 2,595
Rhyolite Resources (1) 32,364 7
Shopify, Class A (1) 5,120 178
Shopify, Class A (USD) (1) 9,640 336
Spin Master (1) 7,522 280
Summit Industrial Income REIT  16,088 234
Sun Life Financial  18,118 841
TC Energy  3,209 171
TC Energy (USD)  12,014 641
TELUS International CDA (1) 4,039 112
TMX Group  3,361 345
Toromont Industries  2,469 208
Victoria Gold (1) 14,729 117
Wesdome Gold Mines (1) 41,693 335
West Fraser Timber  375 35
Wheaton Precious Metals  2,264 78
11,444
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 1/15/23 (USD)  175,000 174
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 99
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 119
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  500,000 430
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 135
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 236
TransCanada PipeLines, 2.50%, 8/1/22 (USD)  20,000 20
1,223
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 136
Province of British Columbia, 2.00%, 10/23/22 (USD)  15,000 15
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  270,000 268
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 256
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 50
725
Total Canada (Cost
$12,780
)
13,392

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.0%
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96
(USD) (1)(3)(4) 1,944 285
Total Cayman Islands (Cost
$96
)
285
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  19,710 280
Sociedad Quimica y Minera de Chile, ADR (USD)  2,232 220
500
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 211
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 202
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2) 200,000 184
597
Total Chile (Cost
$1,006
)
1,097
CHINA 2.6%
Common Stocks 1.8%
58.com (USD) (1)(3) 5,864 —
Alibaba Group Holding (HKD) (1) 54,520 613
Alibaba Group Holding, ADR (USD) (1) 18,194 1,626
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(3)(4) 11,845 23
Baidu, ADR (USD) (1) 2,349 321
Beijing Enterprises Holdings (HKD)  30,500 98
BOE Varitronix (HKD)  40,000 93
China Overseas Land & Investment (HKD)  306,000 846
China Resources Gas Group (HKD)  56,000 235
China Resources Mixc Lifestyle Services (HKD)  158,200 670
Country Garden Services Holdings (HKD)  67,000 149
ENN Energy Holdings (HKD)  31,800 519
Fosun International (HKD)  94,500 74
H World Group (HKD)  57,300 225
Haier Smart Home, Class H (HKD)  64,400 206
JD Health International (HKD) (1) 14,750 112
JD.com, Class A (HKD)  17,776 530
JOYY, ADR (USD)  2,213 57
Kanzhun, ADR (USD) (1) 21,681 510
Kingdee International Software Group (HKD) (1) 253,000 546

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Li Auto, ADR (USD) (1) 5,300 174
Li Ning (HKD)  23,000 187
Meituan, Class B (HKD) (1) 48,700 1,093
PICC Property & Casualty, Class H (HKD)  268,000 275
Pinduoduo, ADR (USD) (1) 4,900 240
Ping An Insurance Group, Class H (HKD)  113,500 667
Shandong Weigao Group Medical Polymer, Class H (HKD)  104,000 130
Shenzhou International Group Holdings (HKD)  16,100 169
Silergy (TWD)  14,000 262
Sinopharm Group, Class H (HKD)  20,800 48
Sunny Optical Technology Group (HKD)  22,200 300
Tencent Holdings (HKD)  90,454 3,496
Tingyi Cayman Islands Holding (HKD)  108,000 178
Trip.com Group, ADR (USD) (1) 6,000 155
Tsingtao Brewery, Class H (HKD)  24,000 234
Wuxi Biologics Cayman (HKD) (1) 76,000 727
Yangzijiang Shipbuilding Holdings (SGD)  413,800 279
Yum China Holdings (HKD)  1,900 89
Yum China Holdings (USD)  36,700 1,788
Zhongsheng Group Holdings (HKD)  157,000 899
18,843
Common Stocks - China A Shares 0.7%
Bafang Electric Suzhou, A Shares (CNH)  5,059 132
China Oilfield Services, A Shares (CNH)  53,000 104
Fuyao Glass Industry Group, A Shares (CNH)  117,012 713
Glodon, A Shares (CNH)  29,500 203
Gree Electric Appliances of Zhuhai, A Shares (CNH)  42,200 209
Hongfa Technology, A Shares (CNH)  81,900 500
Huayu Automotive Systems, A Shares (CNH)  137,800 449
Hundsun Technologies, A Shares (CNH)  91,300 576
Jason Furniture Hangzhou, A Shares (CNH)  30,794 211
Jiangsu GoodWe Power Supply Technology, A Shares (CNH)  1,832 96
Kweichow Moutai, A Shares (CNH)  560 158
Midea Group, A Shares (CNH)  74,000 605
NARI Technology, A Shares (CNH)  35,568 154
Pony Testing International Group, A Shares (CNH)  32,040 207
Qingdao Haier Biomedical, A Shares (CNH)  20,727 214
Sangfor Technologies, A Shares (CNH)  8,200 118
Shandong Pharmaceutical Glass, A Shares (CNH)  42,400 165
Shenzhen Inovance Technology, A Shares (CNH)  56,548 556
Shenzhen Megmeet Electrical, A Shares (CNH)  45,000 199
Songcheng Performance Development, A Shares (CNH)  278,800 530
Yantai Jereh Oilfield Services Group, A Shares (CNH)  17,900 96
Yifeng Pharmacy Chain, A Shares (CNH)  54,234 417
YTO Express Group, A Shares (CNH)  900 3

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhejiang HangKe Technology, A Shares (CNH)  7,465 83
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  97,200 470
Zhejiang Shuanghuan Driveline, A Shares (CNH)  47,618 280
Zhongji Innolight, A Shares (CNH)  30,600 149
7,597
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 211
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2) 215,000 216
Tencent Holdings, 2.985%, 1/19/23 (USD) (2) 200,000 200
Weibo, 3.50%, 7/5/24 (USD)  255,000 247
874
Total China (Cost
$29,466
)
27,314
CZECH REPUBLIC 0.0%
Common Stocks 0.0%
Komercni Banka  1,640 41
Total Czech Republic (Cost
$48
)
41
DENMARK 0.1%
Common Stocks 0.1%
Ambu, Class B  4,208 48
Carlsberg, Class B  1,254 162
Genmab (1) 858 305
ROCKWOOL, Class B  1,963 487
Zealand Pharma (1) 6,102 110
1,112
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(5) 335,000 321
321
Total Denmark (Cost
$1,583
)
1,433
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank Egypt, GDR (USD)  2,500 5
Edita Food Industries, GDR (USD)  7,020 15
Fawry for Banking & Payment Technology Services (1) 14,773 2
Integrated Diagnostics Holdings (USD)  156,473 130
Total Egypt (Cost
$216
)
152

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  6,082 26
Total Estonia (Cost
$24
)
26
FINLAND 0.3%
Common Stocks 0.3%
Kojamo  28,591 510
Metso Outotec  34,823 288
QT Group (1) 1,153 93
Sampo, Class A  35,072 1,515
Stora Enso, Class R  20,336 314
UPM-Kymmene  2,764 88
Valmet  15,740 438
3,246
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD) (2) 205,000 201
201
Total Finland (Cost
$3,118
)
3,447
FRANCE 2.4%
Common Stocks 2.3%
Air Liquide (6) 3,263 449
Airbus  25,707 2,772
Alstom (6) 6,552 156
AXA  70,938 1,635
BioMerieux  686 74
BNP Paribas  11,528 545
Dassault Aviation  3,355 480
Edenred  13,896 713
Engie  63,908 791
Esker  639 96
EssilorLuxottica  8,391 1,315
Eurofins Scientific  4,585 357
Faurecia (1)(6) 5,076 92
Gecina  280 29
Ipsen  1,143 116
Kering  880 504
L'Oreal  1,444 546
Legrand  3,897 319
LVMH Moet Hennessy Louis Vuitton  1,879 1,305

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Safran  3,952 434
Sanofi  25,403 2,524
Sanofi, ADR (USD)  19,267 957
Schneider Electric  498 69
SPIE  11,505 276
Teleperformance  2,347 785
Thales  3,026 376
Tikehau Capital (6) 5,484 136
TotalEnergies  107,878 5,510
TotalEnergies, ADR (USD)  8,920 455
Verallia  11,642 298
24,114
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(5) 350,000 295
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 264
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 394
Credit Agricole, 3.75%, 4/24/23 (USD) (2) 250,000 250
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 270
1,473
Total France (Cost
$23,978
)
25,587
GERMANY 1.5%
Common Stocks 1.4%
Adesso  305 53
AIXTRON  8,069 209
Auto1 Group (1) 3,489 30
BASF  4,976 222
Bayer  16,066 937
Beiersdorf  1,179 121
BioNTech, ADR (USD)  4,126 681
CANCOM  2,748 94
Covestro  9,856 332
Daimler Truck Holding (1) 8,050 220
Deutsche Boerse  1,236 216
Deutsche Post  4,435 177
Deutsche Telekom  72,531 1,378
Evotec (1) 22,369 581
flatexDEGIRO (1) 11,536 117
Fresenius  15,112 387
GEA Group  3,233 121
HeidelbergCement  1,811 92
Hypoport (1) 313 65
Infineon Technologies  19,070 523
KION Group  5,131 234

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Knaus Tabbert  1,794 54
Knorr-Bremse  8,134 485
Mercedes-Benz Group  2,941 173
Munich Re  3,070 696
MYT Netherlands Parent, ADR (USD) (1) 4,618 61
Nagarro (1) 851 100
Norma Group  3,962 74
SAP  4,485 418
Scout24  8,704 498
Shop Apotheke Europe (1) 3,883 377
Siemens  30,949 3,452
Siemens Healthineers  7,951 407
Stroeer  2,360 103
Symrise  4,772 557
TeamViewer (1) 1,698 18
Vonovia  3,266 109
Zalando (1) 16,898 476
14,848
Corporate Bonds 0.1%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD) (2) 155,000 151
Volkswagen Group of America Finance, 2.70%, 9/26/22
(USD) (2) 330,000 330
481
Preferred Stocks 0.0%
Sartorius  244 109
Volkswagen  1,150 163
272
Total Germany (Cost
$17,020
)
15,601
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  169,400 1,702
Budweiser Brewing APAC  337,400 934
CK Hutchison Holdings  20,500 136
Galaxy Entertainment Group  27,000 161
Hong Kong Exchanges & Clearing  6,400 294
Hongkong Land Holdings (USD)  43,800 228
Impro Precision Industries  238,000 70
Samsonite International (1) 60,300 126
Sun Hung Kai Properties  7,083 84
Total Hong Kong (Cost
$3,058
)
3,735

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  21,058 435
Wizz Air Holdings (GBP) (1) 6,121 166
Total Hungary (Cost
$1,100
)
601
ICELAND 0.0%
Common Stocks 0.0%
Marel  41,639 189
Total Iceland (Cost
$290
)
189
INDIA 1.0%
Common Stocks 1.0%
Asian Paints  4,521 191
Astral  8,590 198
Axis Bank  26,288 242
Blue Star  9,669 120
CreditAccess Grameen (1) 8,376 112
Dr Lal PathLabs  1,718 50
Fine Organic Industries  1,347 92
FSN E-Commerce Ventures (1) 3,912 69
HDFC Asset Management  9,752 240
HDFC Bank  51,094 935
HDFC Life Insurance  46,992 330
Hindustan Unilever  7,521 251
Housing Development Finance  60,555 1,836
ICICI Bank, ADR (USD)  7,854 163
Indus Towers  41,697 117
Info Edge India  1,315 72
Infosys  44,627 873
Kotak Mahindra Bank  57,029 1,312
Maruti Suzuki India  4,092 455
NTPC  162,271 314
Petronet LNG  23,332 65
Polycab India  5,078 149
Reliance Industries (1) 25,392 807
Shriram Transport Finance  10,414 183
Tata Consultancy Services  4,068 170
TeamLease Services (1) 2,493 110
Torrent Pharmaceuticals  11,168 215
V-Mart Retail (1) 1,908 67

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Voltas  60,978 773
Zomato (1) 56,549 33
Total India (Cost
$9,208
)
10,544
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,316,700 655
Sarana Menara Nusantara  2,294,300 182
Total Indonesia (Cost
$445
)
837
IRELAND 0.2%
Common Stocks 0.0%
Cairn Homes (GBP)  140,816 157
DCC (GBP)  3,386 221
378
Corporate Bonds 0.2%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 133
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)  150,000 149
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)  150,000 149
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 213
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 398
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)  119,000 118
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2) 315,000 313
1,541
Total Ireland (Cost
$1,969
)
1,919
ITALY 0.7%
Common Stocks 0.6%
Amplifon  16,555 547
Banca Mediolanum  71,967 477
Carel Industries  15,628 356
Davide Campari-Milano  37,110 412
De' Longhi  11,571 220
DiaSorin  828 115
Enel  153,546 774
Ermenegildo Zegna Holditalia (USD)  21,154 233
Ferrari  2,680 569
FinecoBank Banca Fineco  50,770 631
GVS (1) 12,255 119
Intesa Sanpaolo  75,032 133

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Leonardo  15,230 143
Moncler  5,510 276
PRADA (HKD)  59,200 342
Prysmian  27,883 886
Stellantis  11,256 162
UniCredit  10,437 103
6,498
Corporate Bonds 0.1%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 169
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 294
463
Total Italy (Cost
$6,467
)
6,961
JAPAN 4.2%
Common Stocks 4.1%
Aida Engineering  10,300 71
Aiful  84,500 248
Aruhi  12,900 103
Asahi Group Holdings  6,400 223
Asahi Kasei  29,000 233
Asics  5,500 105
Astellas Pharma  73,000 1,143
Benefit One  4,300 70
Bridgestone  3,400 133
Central Japan Railway  1,800 211
Chugai Pharmaceutical  12,600 354
Coconala (1)(6) 5,200 23
CyberAgent  35,200 351
Dai-ichi Life Holdings  7,700 134
Daiichi Sankyo  20,600 546
Daikin Industries  2,400 421
Daio Paper  42,700 457
Daiwa Office Investment  14 71
Daiwabo Holdings  16,900 243
Demae-Can (1)(6) 8,000 38
Denso  3,900 213
DIC  11,900 220
Disco  1,300 318
eGuarantee  3,300 58
Eiken Chemical  9,500 141
Eisai  5,100 234
Electric Power Development  21,800 368
Ezaki Glico  4,500 131
Fancl  10,100 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FANUC  1,500 259
Fast Retailing  600 363
Freee (1)(6) 4,200 102
Fujitec  14,300 307
Fujitsu  2,300 308
Fujitsu General  11,800 252
Fukui Computer Holdings  3,400 90
GMO Financial Gate (6) 500 53
GMO Payment Gateway  1,800 150
Hamamatsu Photonics  10,400 473
Hanwa  8,700 190
Hikari Tsushin  5,100 562
Hino Motors  44,700 232
Hitachi  6,900 349
Hitachi Metals (1) 9,300 143
Honda Motor  4,700 120
Horiba  2,300 113
Hoshino Resorts REIT  59 289
Hoshizaki  24,800 740
Idec  6,300 141
Industrial & Infrastructure Fund Investment (6) 128 178
Isuzu Motors  16,700 183
ITOCHU  3,400 99
JINS Holdings (6) 2,400 69
JMDC  2,500 124
Kansai Paint  18,000 259
Katitas  1,600 40
KDDI  5,100 164
Keyence  1,900 753
Kirin Holdings  11,700 192
Kubota  7,000 116
Kyoritsu Maintenance  1,500 58
Kyowa Kirin  10,400 245
LITALICO  1,200 23
M3  1,900 66
MatsukiyoCocokara  11,700 442
Media Do  3,400 56
Medley (1)(6) 2,200 55
Mercari (1) 3,100 53
METAWATER  6,800 102
Mitsubishi  8,900 264
Mitsubishi Electric  105,700 1,116
Mitsubishi Estate  10,000 149
Mitsubishi HC Capital  27,800 135
Mitsubishi UFJ Financial Group  102,600 578
Mitsui Fudosan  41,300 923

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mitsui Fudosan Logistics Park  14 55
Mitsui Mining & Smelting  6,500 156
Miura  12,400 299
Modec (1) 9,000 84
Money Forward (1) 3,300 86
Murata Manufacturing  13,800 806
Musashi Seimitsu Industry  11,900 128
Nakanishi  7,600 143
NET One Systems  6,200 144
Nextage  16,000 354
NGK Spark Plug  9,300 182
Nifco  4,400 107
Nihon M&A Center Holdings  2,900 39
Nintendo  1,100 492
Nippon Ceramic  9,400 148
Nippon Paint Holdings  26,600 203
Nippon Sanso Holdings  8,700 147
Nippon Seiki  27,500 177
Nippon Shokubai  1,800 70
Nippon Soda  7,200 228
Nippon Steel  25,100 373
Nippon Telegraph & Telephone  83,400 2,382
Nipro  23,900 210
Nitto Boseki  2,400 44
NSK  35,700 200
NTT Data  43,700 661
Obara Group  6,000 135
Omron  2,800 157
Oriental Land  1,700 258
ORIX  12,300 219
Otsuka Holdings  22,200 793
Outsourcing  9,800 88
PALTAC  900 28
Pan Pacific International Holdings  25,100 391
Panasonic Holdings  33,700 278
Persol Holdings  20,000 414
Pigeon  8,300 121
Plaid (1) 1,800 5
Pola Orbis Holdings  3,100 38
Recruit Holdings  17,200 643
Renesas Electronics (1) 16,500 157
Rinnai  700 53
Ryohin Keikaku  7,600 75
Sakata INX  19,300 143
Sankyu  900 30
Sansan (1) 5,900 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sanwa Holdings  9,700 105
Seven & i Holdings  23,500 958
SHIFT (1) 200 31
Shimadzu  6,000 213
Shin-Etsu Chemical  300 38
SMC  300 148
SMS  10,700 257
SoftBank  55,500 642
SoftBank Group  15,700 660
Solasto  38,800 249
Sompo Holdings  9,700 433
Sony Group  7,100 602
Stanley Electric  22,800 401
Sumitomo  31,200 439
Sumitomo Densetsu  12,800 257
Sumitomo Electric Industries  27,600 308
Sumitomo Mitsui Trust Holdings  5,600 184
Sumitomo Rubber Industries  8,200 74
Sumitomo Seika Chemicals  7,100 160
Suzuki Motor  21,900 718
Taiheiyo Cement  17,200 258
Taiyo Yuden  2,500 89
Takeda Pharmaceutical  11,400 334
Takeuchi Manufacturing  3,900 75
Takuma  7,000 74
TechnoPro Holdings  18,700 435
THK  6,000 127
Tokio Marine Holdings  9,000 527
Tokyo Century  3,700 131
Tokyo Electron  1,600 551
Tokyo Tatemono  19,500 287
Tosoh  2,800 36
Toyo Tire  13,200 177
Toyota Motor  75,900 1,232
UT Group  8,900 173
Visional (1) 1,400 77
WealthNavi (1)(6) 5,600 89
Welcia Holdings  8,100 181
Yellow Hat  11,600 152
Z Holdings  100,700 356
42,973
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (5) 300,000 268

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 340
608
Total Japan (Cost
$41,681
)
43,581
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD) (1) 16,342 153
Kaspi.KZ, GDR (USD)  5,947 313
NAC Kazatomprom, GDR (USD)  6,388 192
Total Kazakhstan (Cost
$848
)
658
KENYA 0.0%
Common Stocks 0.0%
Safaricom  195,000 48
Total Kenya (Cost
$67
)
48
LUXEMBOURG 0.0%
Common Stocks 0.0%
Ardagh Metal Packaging (USD)  1,522 10
Majorel Group Luxembourg  7,618 179
Total Luxembourg (Cost
$269
)
189
MEXICO 0.2%
Common Stocks 0.2%
Grupo Aeroportuario del Sureste, ADR (USD)  1,523 286
Grupo Financiero Banorte, Class O  106,000 604
Grupo Mexico, Series B  112,708 447
Wal-Mart de Mexico  122,093 444
1,781
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 149
149
Government Bonds 0.0%
Mexico Government International Bond, 3.50%, 2/12/34 (USD)  505,000 439
439
Total Mexico (Cost
$2,355
)
2,369

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,662 111
Hightech Payment Systems  251 131
Label Vie  132 58
Total Morocco (Cost
$342
)
300
NETHERLANDS 1.3%
Common Stocks 1.2%
Aalberts  2,879 123
Adyen (1) 460 827
AerCap Holdings (USD) (1) 3,800 171
Akzo Nobel  21,024 1,415
Argenx, ADR (USD) (1) 1,926 702
ASML Holding  6,139 3,528
ASML Holding (USD)  1,761 1,012
Heineken  2,641 260
IMCD  1,714 275
ING Groep  162,055 1,574
Intertrust (1) 363 7
Just Eat Takeaway.com (1) 3,118 57
Kendrion  2,120 33
Koninklijke DSM  4,305 690
Koninklijke Philips  33,110 685
Prosus  13,553 884
Signify  3,717 121
Van Lanschot Kempen, CVA  4,457 102
12,466
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 253
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 254
NXP, 2.65%, 2/15/32 (USD)  375,000 315
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 75
897
Total Netherlands (Cost
$11,534
)
13,363
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  19,459 260
Total New Zealand (Cost
$135
)
260

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NORWAY 0.2%
Common Stocks 0.2%
Aker BP  1,835 64
Aker BP, SDR (SEK) (1) 2,206 76
Bakkafrost  1,230 86
DNB Bank  30,596 603
Equinor  32,345 1,245
Norsk Hydro  15,441 105
Storebrand  41,832 352
TGS  2,336 35
Total Norway (Cost
$1,556
)
2,566
PAKISTAN 0.0%
Common Stocks 0.0%
Indus Motor  520 3
Systems  62,100 90
TRG Pakistan (1) 214,000 82
Total Pakistan (Cost
$197
)
175
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 28
Total Panama (Cost
$27
)
28
PERU 0.1%
Common Stocks 0.1%
Alicorp  13,294 18
Credicorp (USD)  1,769 229
InRetail Peru (USD)  638 19
Southern Copper (USD)  14,022 698
Total Peru (Cost
$1,030
)
964
PHILIPPINES 0.1%
Common Stocks 0.1%
Converge Information and Communications Technology
Solutions (1) 122,000 42
Philippine Seven (1) 20,600 24
SM Investments  33,946 478

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Universal Robina  121,590 245
Total Philippines (Cost
$948
)
789
POLAND 0.0%
Common Stocks 0.0%
Powszechna Kasa Oszczednosci Bank Polski (1) 40,917 231
231
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 55
55
Total Poland (Cost
$410
)
286
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R  384,679 57
Galp Energia  50,622 535
Jeronimo Martins  37,381 865
Total Portugal (Cost
$1,298
)
1,457
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  149,731 829
Total Qatar (Cost
$846
)
829
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  526,213 216
Fondul Proprietatea  40,380 17
Total Romania (Cost
$266
)
233
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (3) 80,680 —
Gazprom, ADR (USD) (1)(3) 15,606 —
HeadHunter Group, ADR (USD) (3) 4,246 —
MMC Norilsk Nickel (3) 311 —
Moscow Exchange (1)(3) 51,640 —
Ozon Holdings, ADR (USD) (1)(3) 7,944 —
Polyus (3) 294 —

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TCS Group Holding, GDR (USD) (1)(3) 584 —
X5 Retail Group, GDR (USD) (3) 16,337 —
Yandex, Class A (USD) (1)(3) 7,997 —
Total Russia (Cost
$1,728
)
—
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Nahdi Medical (1) 14,097 656
Saudi National Bank  49,786 934
Saudi Tadawul Group Holding  2,894 172
1,762
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 242
242
Total Saudi Arabia (Cost
$1,651
)
2,004
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  41,900 66
DBS Group Holdings  9,900 226
Digital Core REIT Management (USD) (1) 100,600 88
Lendlease Global Commercial REIT  76,900 46
Sea, ADR (USD) (1) 11,111 848
United Overseas Bank  33,700 672
Wilmar International  131,000 382
Yangzijiang Financial Holding Pte (1) 45,100 13
Total Singapore (Cost
$2,338
)
2,341
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  13,547 163
Total Slovenia (Cost
$173
)
163
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Capitec Bank Holdings  2,368 285
Clicks Group  21,287 359
FirstRand  127,297 504
Impala Platinum Holdings  1,640 18

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sibanye Stillwater  21,620 53
1,219
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 169
169
Total South Africa (Cost
$1,170
)
1,388
SOUTH KOREA 0.6%
Common Stocks 0.6%
Coupang (USD) (1) 12,028 208
KT  6,786 197
KT, ADR (USD)  9,568 138
LG Chem  1,696 790
LG H&H  150 90
NAVER  5,151 1,030
POSCO Holdings  187 35
Samsung Electronics  72,175 3,417
Total South Korea (Cost
$4,530
)
5,905
SPAIN 0.5%
Common Stocks 0.4%
Aedas Homes  15,956 273
Amadeus IT Group (1) 23,682 1,381
Cellnex Telecom  14,902 667
CIE Automotive  4,102 108
Fluidra  31,493 589
Iberdrola  86,586 925
Indra Sistemas  8,258 75
Laboratorios Farmaceuticos Rovi  5,251 275
Linea Directa Aseguradora Cia de Seguros y Reaseguros  47,264 52
4,345
Corporate Bonds 0.1%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 179
Banco Santander, 3.848%, 4/12/23 (USD)  200,000 200
379
Total Spain (Cost
$4,658
)
4,724
SWEDEN 0.7%
Common Stocks 0.7%
Alfa Laval  1,918 57
Ambea  6,875 34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Assa Abloy, Class B  28,050 663
Autoliv, SDR  2,878 250
Avanza Bank Holding  8,572 165
Beijer Ref  5,649 90
Boliden  12,892 431
Elekta, Class B  27,772 201
Epiroc, Class A  41,361 731
Epiroc, Class B  4,610 73
Essity, Class B  30,330 772
Fabege  6,767 69
LM Ericsson, Class B  94,637 720
Millicom International Cellular, SDR (1) 6,412 101
MIPS  1,254 67
Olink Holding, ADR (USD) (1) 6,285 85
Sandvik  13,972 257
Spotify Technology (USD) (1) 1,271 144
Svenska Cellulosa, Class B  29,210 427
Svenska Handelsbanken, Class A  34,655 312
Swedbank, Class A  56,268 779
Thule Group  9,902 287
Trelleborg, Class B  5,243 129
Total Sweden (Cost
$6,716
)
6,844
SWITZERLAND 1.6%
Common Stocks 1.5%
ABB  16,670 507
Alcon  13,380 1,053
ams (1) 11,787 97
Barry Callebaut  372 824
Bossard Holding  255 57
DKSH Holding  2,791 229
Julius Baer Group  24,471 1,265
Lonza Group  1,457 886
Montana Aerospace (1) 8,691 173
Nestle  19,105 2,341
Novartis  14,569 1,252
Partners Group Holding  651 711
PolyPeptide Group  2,608 124
Roche Holding  9,229 3,064
Sensirion Holding (1) 772 90
Sika  2,271 561
SKAN Group  325 18
TE Connectivity (USD)  5,641 754
Tecan Group  166 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UBS Group  13,543 221
Valora Holding  910 249
Zurich Insurance Group  3,042 1,328
15,863
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 206
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(5) 250,000 249
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(5) 300,000 269
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(5) 200,000 154
878
Total Switzerland (Cost
$13,616
)
16,741
TAIWAN 0.7%
Common Stocks 0.7%
Chailease Holding  18,000 128
Chroma ATE  18,000 104
Largan Precision  2,000 140
MediaTek  16,000 369
Taiwan Semiconductor Manufacturing  384,000 6,585
Taiwan Semiconductor Manufacturing, ADR (USD)  2,574 228
Vanguard International Semiconductor  66,000 159
Total Taiwan (Cost
$3,759
)
7,713
THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand (1) 53,500 102
CP ALL  599,500 1,005
Total Thailand (Cost
$1,254
)
1,107
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Air Arabia  268,315 161
Borouge (1) 70,673 57
First Abu Dhabi Bank  134,065 709
Network International Holdings (GBP) (1) 49,324 122
Total United Arab Emirates (Cost
$826
)
1,049
UNITED KINGDOM 3.5%
Common Stocks 3.2%
Abcam (1) 20,383 305

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Adriatic Metals, CDI (AUD) (1) 30,009 43
AJ Bell  22,197 85
Amcor, CDI (AUD)  27,622 361
Ascential (1) 221,811 793
Ashtead Group  22,317 1,256
ASOS (1) 22,050 281
AstraZeneca  9,637 1,268
AstraZeneca, ADR (USD)  98,347 6,514
Auction Technology Group (1) 10,390 127
Baltic Classifieds Group (1) 80,999 163
Big Yellow Group  2,306 40
boohoo Group (1) 42,013 34
Bridgepoint Group  124,758 390
British American Tobacco  4,251 167
Bunzl  5,846 219
Burberry Group  13,405 295
Bytes Technology Group  22,740 126
Central Asia Metals  60,493 184
Close Brothers Group  5,596 76
Compass Group  22,891 536
Croda International  3,061 280
CVS Group  4,973 104
Dechra Pharmaceuticals  12,241 551
Derwent London  7,385 258
Diageo  10,746 509
Diploma  1,646 55
Direct Line Insurance Group  97,693 245
Dr. Martens  75,418 239
Endava, ADR (USD) (1) 987 101
Experian  11,708 410
FD Technologies (1) 6,290 150
Frontier Developments (1) 5,962 113
Funding Circle Holdings (1) 79,326 36
Genuit Group  22,778 118
Genus  4,944 171
Georgia Capital (1) 3,326 26
Great Portland Estates  51,235 388
Greggs  14,483 361
GSK, ADR (USD)  16,012 675
Haleon, ADR (USD) (1) 20,773 146
Helios Towers (1)(6) 104,800 184
HSBC Holdings  37,746 236
Imperial Brands  11,061 243
Informa (1) 18,408 134
InterContinental Hotels Group  4,115 244

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Intermediate Capital Group  17,189 320
Investec  17,334 94
IQE (1) 292,782 156
Johnson Matthey  11,179 292
Keywords Studios  11,295 347
Kingfisher  127,631 404
Lloyds Banking Group  895,213 496
London Stock Exchange Group  9,373 915
Melrose Industries  184,156 363
Molten Ventures (1) 37,943 221
Mondi  30,417 577
National Express Group (1) 53,663 120
National Grid  30,694 423
Next  5,717 476
Ninety One  12,403 31
Ocado Group (1) 23,171 238
Oxford Nanopore Technologies (1) 20,229 79
Persimmon  12,629 291
Playtech (1) 14,246 85
Prudential  15,838 195
Renishaw  3,266 173
Rightmove  14,526 114
Rio Tinto  5,311 321
Rolls-Royce Holdings (1) 168,555 184
Rotork  31,664 100
Shell  18,494 493
Shell, ADR (USD)  6,607 353
Smith & Nephew  50,160 643
Smiths Group  8,633 163
Spirax-Sarco Engineering  1,370 200
SSP Group (1) 45,070 140
Standard Chartered  31,898 220
Syncona (1) 44,594 112
Taylor Wimpey  69,797 109
THG (1) 13,325 11
Trainline (1) 107,896 522
Unilever (EUR)  6,807 332
Unilever  41,039 1,999
UNITE Group  3,792 54
Victorian Plumbing Group (1) 30,590 19
Victrex  7,250 171
Vodafone Group  135,016 199
Vodafone Group, ADR (USD)  26,386 389
Watches of Switzerland Group (1) 20,199 219
Weir Group  22,767 466
WPP  55,649 601

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
YouGov  23,872 318
33,988
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (5) 335,000 300
BAT Capital, 4.39%, 8/15/37 (USD)  275,000 228
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 190
Experian Finance, 2.75%, 3/8/30 (USD) (2) 200,000 181
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (5) 200,000 170
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 366
NatWest Group, VR, 4.519%, 6/25/24 (USD) (5) 300,000 299
NatWest Markets, 2.375%, 5/21/23 (USD) (2) 240,000 237
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 93
RELX Capital, 3.50%, 3/16/23 (USD)  45,000 45
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (5) 200,000 180
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(5) 320,000 299
2,588
Total United Kingdom (Cost
$35,377
)
36,576
UNITED STATES 68.9%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  105,000 102
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 139
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 101
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27 (2) 100,000 93
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 3.65%, 4/15/35 (2) 250,000 241
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 83
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 135
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD
LIBOR + 1.14%, 3.652%, 7/15/36 (2) 250,000 241
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 288
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 128,050 113
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 129,025 109
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 2.598%, 5/20/34 (2) 250,000 241

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  215,000 211
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  75,000 72
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 203
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 204
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 105
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 186
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 86
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 105,875 104
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 160,885 155
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 119,308 113
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 68,124 62
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 206,032 201
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68 (2) 57,750 55
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2) 64,402 62
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 35,927 34
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 43,339 40
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69 (2) 50,365 46
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 216,540 198
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 128,700 109
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35 (2) 27,469 27
SMB Private Education Loan Trust, Series 2015-B, Class A3,
ARM, 1M USD LIBOR + 1.75%, 3.749%, 5/17/32 (2) 91,641 92
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 65,736 65
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
ARM, 1M USD LIBOR + 1.45%, 3.449%, 2/17/32 (2) 83,304 83
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 130,831 129

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 52,660 51
SMB Private Education Loan Trust, Series 2019-A, Class A2B,
ARM, 1M USD LIBOR + 0.87%, 2.869%, 7/15/36 (2) 60,719 59
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 76,033 70
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 173,623 156
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25  50,000 50
4,914
Bond Mutual Funds 15.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.85% (7)(8) 2,038,980 19,676
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 7.36% (7)(8) 5,144,582 23,871
T. Rowe Price Institutional Emerging Markets Bond Fund,
7.03% (7)(8) 6,112,611 38,571
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 5.58% (7)(8) 2,082,767 19,307
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.69% (7)(8) 2,926,916 22,713
T. Rowe Price International Bond Fund - I Class, 2.75% (7)(8) 3,944,377 30,174
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.69% (7)(8) 689,652 6,400
160,712
Common Stocks 27.9%
Abbott Laboratories  11,868 1,292
AbbVie  21,868 3,138
Acadia Realty Trust, REIT  9,087 156
Accenture, Class A  2,511 769
Advanced Micro Devices (1) 19,567 1,848
Affirm Holdings (1) 2,685 72
AGCO  362 39
Air Products & Chemicals  540 134
Alamo Group  215 28
Albemarle  268 65
Alexandria Real Estate Equities, REIT  2,213 367
Align Technology (1) 362 102
Alphabet, Class A (1) 6,160 716
Alphabet, Class C (1) 108,145 12,614
Amazon.com (1) 57,033 7,697
Ameren  3,574 333
American Electric Power  15,759 1,553
American Homes 4 Rent, Class A, REIT  7,227 274
American International Group  28,257 1,463

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Tower, REIT  1,756 476
Analog Devices  8,641 1,486
Apartment Income REIT, REIT  1,602 73
Apollo Global Management  11,412 652
Apple  64,944 10,554
Apple Hospitality REIT, REIT  12,913 215
Atlassian, Class A (1) 2,164 453
AvalonBay Communities, REIT  8,017 1,715
Avery Dennison  332 63
Baker Hughes  36,769 945
Ball  4,813 353
Bank of America  81,364 2,751
Becton Dickinson & Company  23,225 5,674
Best Buy  5,834 449
Bill.com Holdings (1) 2,353 318
Block (1) 3,486 265
Booking Holdings (1) 200 387
Bristol-Myers Squibb  13,223 976
Broadcom  1,536 822
Burlington Stores (1) 1,304 184
Cactus, Class A  1,474 61
Camden Property Trust, REIT  2,700 381
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(3)(4) 105 100
Carvana (1) 8,654 252
Caterpillar  1,735 344
CCC Intelligent Solutions Holdings (1) 20,211 202
Centene (1) 40,041 3,723
Ceridian HCM Holding (1) 5,409 296
CF Industries Holdings  847 81
ChampionX  2,375 50
Charles Schwab  50,733 3,503
Cheniere Energy  1,711 256
Chevron  1,999 327
Chipotle Mexican Grill (1) 1,115 1,744
Chubb  29,417 5,549
Cigna  2,403 662
Cintas  272 116
CME Group  4,848 967
CMS Energy  569 39
Coca-Cola  13,189 846
Confluent, Class A (1) 2,706 69
ConocoPhillips  4,578 446
Cooper  1,892 619
Corning  23,031 847
Crowdstrike Holdings, Class A (1) 483 89
Crown Castle International, REIT  1,357 245

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Crown Holdings  598 61
CSX  80,833 2,613
CubeSmart, REIT  8,205 376
Danaher  15,596 4,546
Darling Ingredients (1) 1,584 110
Datadog, Class A (1) 1,467 150
Deere  428 147
Devon Energy  3,859 242
Dollar General  8,757 2,175
Dominion Energy  43,367 3,555
DoorDash, Class A (1) 4,306 300
Douglas Emmett, REIT  5,847 138
DTE Energy  3,652 476
Duke Energy  13,925 1,531
EastGroup Properties, REIT  981 167
Eaton  12,947 1,921
Element Solutions  2,896 57
Elevance Health  11,313 5,397
Eli Lilly  6,875 2,267
Entegris  434 48
EOG Resources  7,244 806
EPAM Systems (1) 23 8
Equinix, REIT  964 678
Equitrans Midstream  7,010 55
Equity LifeStyle Properties, REIT  6,481 476
Equity Residential, REIT  10,034 787
Essex Property Trust, REIT  1,158 332
Exelon  7,639 355
Extra Space Storage, REIT  278 53
Exxon Mobil  26,476 2,566
Federal Realty, REIT  605 64
Fidelity National Information Services  8,625 881
Fiserv (1) 22,806 2,410
FleetCor Technologies (1) 4,028 886
Floor & Decor Holdings, Class A (1) 3,159 254
FMC  11,415 1,268
Fortinet (1) 7,053 421
General Electric  31,553 2,332
Goldman Sachs Group  5,334 1,778
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(3)(4) 826 24
Halliburton  1,805 53
Hartford Financial Services Group  10,199 657
HashiCorp, Class A (1) 747 27
HCA Healthcare  3,537 751
Hess  1,658 186
Hilton Worldwide Holdings  6,085 779

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Home Depot  4,060 1,222
Honeywell International  11,138 2,144
Host Hotels & Resorts, REIT  62,360 1,111
Howard Hughes (1) 656 46
Hubbell  7,190 1,575
Humana  2,110 1,017
Illinois Tool Works  1,553 323
Ingersoll Rand  11,774 586
International Flavors & Fragrances  8,591 1,066
International Paper  2,150 92
Intuit  4,250 1,939
Intuitive Surgical (1) 8,744 2,013
Johnson & Johnson  18,809 3,283
JPMorgan Chase  37,988 4,382
Keurig Dr Pepper  54,701 2,119
Kilroy Realty, REIT  2,330 126
Kimco Realty, REIT  1,853 41
KLA  5,236 2,008
L3Harris Technologies  9,473 2,273
Laboratory Corp. of America Holdings  1,641 430
Lam Research  607 304
Liberty Energy (1) 2,427 34
Liberty Media-Liberty Formula One, Class C (1) 13,192 894
Linde (EUR)  922 279
Linde  1,860 562
Live Nation Entertainment (1) 6,469 608
Lululemon Athletica (1) 4,586 1,424
Magnolia Oil & Gas, Class A  3,787 91
Marriott International, Class A  11,186 1,777
Marsh & McLennan  1,877 308
Martin Marietta Materials  331 117
Marvell Technology  5,494 306
Mastercard, Class A  5,379 1,903
McDonald's  6,526 1,719
Meta Platforms, Class A (1) 12,524 1,993
MetLife  16,086 1,017
Microsoft  52,816 14,828
Middleby (1) 8,296 1,200
Moderna (1) 4,375 718
Molina Healthcare (1) 3,968 1,300
Mondelez International, Class A  17,534 1,123
MongoDB (1) 1,299 406
Monolithic Power Systems  697 324
Monster Beverage (1) 9,859 982
Motorola Solutions  4,779 1,140
MSCI  207 100

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Netflix (1) 1,409 317
Newmont  620 28
NextEra Energy  17,719 1,497
NIKE, Class B  4,704 541
NiSource  17,960 546
Norfolk Southern  3,053 767
Northrop Grumman  2,089 1,000
Nucor  2,694 366
NVIDIA  10,804 1,962
NXP Semiconductors  3,627 667
Olaplex Holdings (1) 25,508 439
Opendoor Technologies, Class A (1) 13,392 66
O'Reilly Automotive (1) 443 312
Packaging Corp. of America  2,587 364
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(3)(4) 21,572 14
Paycom Software (1) 196 65
PayPal Holdings (1) 2,150 186
Pebblebrook Hotel Trust, REIT  7,965 156
PerkinElmer  6,593 1,010
Philip Morris International  37,296 3,623
Pioneer Natural Resources  1,037 246
Planet Fitness, Class A (1) 9,936 783
Procter & Gamble  12,015 1,669
Progressive  18,897 2,174
Prologis, REIT  18,503 2,453
Public Storage, REIT  1,904 621
QUALCOMM  11,266 1,634
Quanta Services  488 68
Rayonier, REIT  3,233 122
Regency Centers, REIT  4,016 259
Regeneron Pharmaceuticals (1) 1,674 974
Reliance Steel & Aluminum  2,411 459
Republic Services  9,414 1,305
Rexford Industrial Realty, REIT  4,847 317
Roper Technologies  2,721 1,188
Ross Stores  14,391 1,169
Royal Gold  457 48
RPM International  1,607 145
S&P Global  1,227 462
Saia (1) 1,550 369
Salesforce (1) 14,911 2,744
SBA Communications, REIT  1,092 367
Sempra Energy  17,374 2,881
ServiceNow (1) 3,430 1,532
Sherwin-Williams  9,448 2,286

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shoals Technologies Group, Class A (1) 4,185 99
Simon Property Group, REIT  3,240 352
SL Green Realty, REIT  1,697 84
Snap, Class A (1) 4,374 43
Snowflake, Class A (1) 918 138
Southern  69,157 5,317
Steel Dynamics  4,033 314
STERIS  900 203
Stryker  2,541 546
Synopsys (1) 5,001 1,838
T-Mobile U.S. (1) 15,942 2,281
TechnipFMC (1) 5,750 46
Teleflex  665 160
Terreno Realty, REIT  4,086 256
Tesla (1) 5,847 5,212
Texas Instruments  8,792 1,573
Thermo Fisher Scientific  6,684 4,000
TJX  15,183 929
TransUnion  1,454 115
Travelers  15,338 2,434
UiPath, Class A (1) 15,045 276
Union Pacific  3,210 730
UnitedHealth Group  13,469 7,305
Valero Energy  5,594 620
Veeva Systems, Class A (1) 4,905 1,097
Ventas, REIT  3,260 175
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4 (1)(3)(4) 1 6
VeriSign (1) 4,250 804
Visa, Class A  26,606 5,643
Vulcan Materials  957 158
Walmart  29,829 3,939
Walt Disney (1) 17,416 1,848
Waste Connections  1,730 231
WEC Energy Group  1,302 135
Wells Fargo  76,927 3,375
Welltower, REIT  5,390 465
West Pharmaceutical Services  3,373 1,159
Western Alliance Bancorp  8,277 632
Westrock  1,082 46
Williams  17,454 595
Wix.com (1) 1,444 86
Workiva (1) 6,622 434
Xcel Energy  13,452 984
Yum! Brands  16,320 2,000
Zoetis  6,232 1,138

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1) 7,800 810
292,534
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(3)(4) 2,160 147
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(3)(4) 618 42
AES, 6.875%, 2/15/24  1,956 175
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(3)(4) 4 4
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(3)(4) 6,404 42
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(3)
(4) 116 19
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(3)
(4) 309 51
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(3)(4) 163 10
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(3)(4) 1,103 34
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(3)(4) 255 24
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(3)(4) 2,594 71
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(3)(4) 2,783 37
NextEra Energy, 5.279%, 3/1/23  2,378 124
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155 (1)(3)(4) 16,193 98
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(3)(4) 1,666 87
Southern, Series 2019, 6.75%, 8/1/22  1,551 86
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(3)(4) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(3)(4) 3,239 4
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(3)(4) 1,669 153
1,211
Corporate Bonds 2.5%
AbbVie, 2.95%, 11/21/26  145,000 141
AbbVie, 4.50%, 5/14/35  30,000 30
AbbVie, 4.70%, 5/14/45  95,000 96
AHS Hospital, 5.024%, 7/1/45  20,000 21
Air Lease, 2.20%, 1/15/27  195,000 173
Air Lease, 3.625%, 4/1/27  45,000 42
Ally Financial, 2.20%, 11/2/28  270,000 229
Altria Group, 2.35%, 5/6/25  40,000 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Amazon.com, 2.80%, 8/22/24  50,000 50
Amazon.com, 3.875%, 8/22/37  150,000 150
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  21,010 18
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  164,941 148
American Campus Communities Operating Partnership, 3.625%,
11/15/27  230,000 228
American Honda Finance, 0.75%, 8/9/24  260,000 247
American Tower, 1.45%, 9/15/26  355,000 317
Amphenol, 2.20%, 9/15/31  105,000 90
Aon, 2.20%, 11/15/22  195,000 195
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  40,000 36
Apple, 3.20%, 5/11/27  300,000 302
AT&T, 2.75%, 6/1/31  215,000 192
Autodesk, 2.40%, 12/15/31  385,000 328
AutoZone, 3.125%, 4/21/26  170,000 167
AutoZone, 3.75%, 6/1/27  70,000 70
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 225
Bank of America, 3.50%, 4/19/26  400,000 400
Bank of America, 4.45%, 3/3/26  50,000 51
Bank of America, VR, 3.55%, 3/5/24 (5) 100,000 100
Bank of America, VR, 4.244%, 4/24/38 (5) 120,000 116
Banner Health, 1.897%, 1/1/31  65,000 56
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 105
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 182
Berkshire Hathaway, 2.75%, 3/15/23  35,000 35
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 26
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 30
BP Capital Markets America, 1.749%, 8/10/30  180,000 155
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 90
Bristol-Myers Squibb, 2.90%, 7/26/24  163,000 163
Bristol-Myers Squibb, 3.55%, 8/15/22  250,000 250
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 24
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 74
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 36
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 26
Capital One Financial, 3.20%, 1/30/23  230,000 230
Cardinal Health, 3.41%, 6/15/27  125,000 123
Cardinal Health, 3.75%, 9/15/25  80,000 80
Carvana, 10.25%, 5/1/30 (2) 149,000 123
Centra Health, 4.70%, 1/1/48  385,000 368
Charter Communications Operating, 4.908%, 7/23/25  50,000 51
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 252
Cigna, 3.25%, 4/15/25  250,000 247
Cigna, 3.75%, 7/15/23  63,000 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (5) 315,000 308
Citigroup, VR, 4.075%, 4/23/29 (5) 100,000 97
CMS Energy, 4.875%, 3/1/44  25,000 24
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 280
CommonSpirit Health, 2.76%, 10/1/24  95,000 93
CommonSpirit Health, 2.782%, 10/1/30  50,000 44
CommonSpirit Health, 2.95%, 11/1/22  25,000 25
Corebridge Financial, 4.40%, 4/5/52 (2) 375,000 325
Crown Castle International, 2.10%, 4/1/31  250,000 208
Crown Castle International, 3.70%, 6/15/26  40,000 39
Crown Castle International, 4.75%, 5/15/47  30,000 28
CVS Health, 2.70%, 8/21/40  40,000 30
DCP Midstream Operating, 3.875%, 3/15/23  25,000 25
Delta Air Lines, 3.80%, 4/19/23  75,000 75
Discover Financial Services, 3.75%, 3/4/25  15,000 15
Discover Financial Services, 3.85%, 11/21/22  95,000 95
Eaton Vance, 3.625%, 6/15/23  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 132
Elevance Health, 4.65%, 1/15/43  20,000 20
Energy Transfer, 5.25%, 4/15/29  120,000 122
Equitable Holdings, 3.90%, 4/20/23  29,000 29
Essex Portfolio, 2.65%, 3/15/32  135,000 115
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 65
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 70
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 65
Fiserv, 3.20%, 7/1/26  100,000 97
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 217
General Motors, 4.00%, 4/1/25  55,000 55
General Motors Financial, 2.40%, 4/10/28  305,000 264
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 14
Goldman Sachs Group, 3.50%, 1/23/25  300,000 299
Goldman Sachs Group, 3.85%, 1/26/27  115,000 115
Goldman Sachs Group, 5.15%, 5/22/45  15,000 15
Goldman Sachs Group, 6.75%, 10/1/37  10,000 12
Goldman Sachs Group, VR, 2.615%, 4/22/32 (5) 200,000 173
Goldman Sachs Group, VR, 2.908%, 7/21/42 (5) 130,000 100
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 149
Hasbro, 3.00%, 11/19/24  150,000 147
Hasbro, 3.55%, 11/19/26  420,000 409
HCA, 4.125%, 6/15/29  235,000 225
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak Properties, 2.125%, 12/1/28  80,000 71
Healthpeak Properties, 2.875%, 1/15/31  45,000 40
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 99

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Honeywell International, 1.10%, 3/1/27  275,000 251
Hyatt Hotels, 3.375%, 7/15/23  30,000 30
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 130
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 161
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 51
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 201
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 134
Intercontinental Exchange, 3.75%, 12/1/25  75,000 76
ITC Holdings, 2.70%, 11/15/22  95,000 95
Jackson Financial, 1.125%, 11/22/23 (2) 270,000 261
JPMorgan Chase, 3.375%, 5/1/23  410,000 411
JPMorgan Chase, VR, 1.578%, 4/22/27 (5) 235,000 214
JPMorgan Chase, VR, 3.559%, 4/23/24 (5) 125,000 125
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 160,000 147
Kansas City Southern, 2.875%, 11/15/29  55,000 51
Kansas City Southern, 3.50%, 5/1/50  155,000 128
Kansas City Southern, 4.30%, 5/15/43  25,000 23
Kentucky Utilities, 4.375%, 10/1/45  65,000 62
KeyCorp, 2.25%, 4/6/27  90,000 83
Keysight Technologies, 4.55%, 10/30/24  230,000 233
Kilroy Realty, 3.45%, 12/15/24  40,000 39
Kilroy Realty, 4.25%, 8/15/29  25,000 24
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 51
Liberty Mutual Group, 4.25%, 6/15/23 (2) 10,000 10
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 19
Life Storage, 4.00%, 6/15/29  145,000 137
LYB International Finance II, 3.50%, 3/2/27  300,000 290
M&T Bank, 3.55%, 7/26/23  345,000 345
Marriott International, Series AA, 4.65%, 12/1/28  285,000 286
Marsh & McLennan, 3.30%, 3/14/23  10,000 10
Marsh & McLennan, 3.50%, 6/3/24  115,000 115
McDonald's, 1.45%, 9/1/25  65,000 61
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 113
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 221
Micron Technology, 4.185%, 2/15/27  31,000 31
Microsoft, 2.921%, 3/17/52  90,000 75
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 109
Mississippi Power, 3.95%, 3/30/28  170,000 169
Moody's, 2.00%, 8/19/31  335,000 285
Morgan Stanley, 3.125%, 1/23/23  485,000 485
Morgan Stanley, 4.10%, 5/22/23  200,000 201
Morgan Stanley, 4.30%, 1/27/45  45,000 42
Morgan Stanley, VR, 3.971%, 7/22/38 (5) 135,000 126
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 279
NiSource, 3.49%, 5/15/27  215,000 211

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NiSource, 3.95%, 3/30/48  105,000 90
Northern Trust, 3.95%, 10/30/25  25,000 25
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 105
Nucor, 2.70%, 6/1/30  70,000 62
Nucor, 3.95%, 5/1/28  130,000 129
Omnicom Group, 3.60%, 4/15/26  50,000 50
Omnicom Group, 3.65%, 11/1/24  50,000 50
Oracle, 2.40%, 9/15/23  300,000 297
O'Reilly Automotive, 3.60%, 9/1/27  145,000 144
O'Reilly Automotive, 3.80%, 9/1/22  125,000 125
PACCAR Financial, 0.90%, 11/8/24  415,000 393
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 107
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 339
PerkinElmer, 1.90%, 9/15/28  230,000 199
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 196
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 73
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 24
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 270
Principal Financial Group, 2.125%, 6/15/30  160,000 136
Principal Financial Group, 3.30%, 9/15/22  25,000 25
Principal Financial Group, 3.40%, 5/15/25  35,000 35
Protective Life Global Funding, 1.082%, 6/9/23 (2) 205,000 201
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 25
Public Storage, 1.95%, 11/9/28  150,000 133
QUALCOMM, 3.25%, 5/20/27  107,000 107
QVC, 4.85%, 4/1/24  20,000 19
Realty Income, 2.20%, 6/15/28  70,000 63
Regency Centers, 4.125%, 3/15/28  35,000 35
Republic Services, 2.375%, 3/15/33  355,000 302
Republic Services, 3.375%, 11/15/27  230,000 225
Rockwell Automation, 1.75%, 8/15/31  330,000 281
Roper Technologies, 2.95%, 9/15/29  60,000 55
Roper Technologies, 3.80%, 12/15/26  50,000 50
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 49
Santander Holdings USA, VR, 2.49%, 1/6/28 (5) 135,000 120
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 239
Sempra Energy, 3.30%, 4/1/25  185,000 183
ServiceNow, 1.40%, 9/1/30  235,000 191
Simon Property Group, 2.65%, 2/1/32  340,000 290
Simon Property Group, 3.375%, 10/1/24  45,000 45
Spectra Energy Partners, 4.75%, 3/15/24  170,000 172
State Street, 3.10%, 5/15/23  25,000 25
Synchrony Financial, 4.25%, 8/15/24  375,000 375
Texas Instruments, 1.125%, 9/15/26  80,000 74

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Texas Instruments, 1.375%, 3/12/25  45,000 43
Thermo Fisher Scientific, 2.80%, 10/15/41  140,000 115
Time Warner Cable, 6.55%, 5/1/37  13,000 14
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 46
Trinity Health, 4.125%, 12/1/45  25,000 24
Union Pacific, 4.75%, 9/15/41  10,000 10
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  3,177 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  287,694 253
UnitedHealth Group, 3.75%, 7/15/25  40,000 41
Valero Energy, 2.85%, 4/15/25  64,000 62
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 222
Visa, 2.15%, 9/15/22  90,000 90
Visa, 4.15%, 12/14/35  90,000 94
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 131
VMware, 1.40%, 8/15/26  350,000 315
Waste Connections, 2.20%, 1/15/32  155,000 133
Willis North America, 3.60%, 5/15/24  40,000 40
Willis North America, 4.50%, 9/15/28  160,000 159
WP Carey, 3.85%, 7/15/29  115,000 110
26,687
Equity Mutual Funds 8.1%
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,926,228 27,975
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund - I
Class (7) 2,948,653 57,086
85,061
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 254
California State Univ., Series B, 2.795%, 11/1/41  250,000 195
California, Build America, GO, 7.625%, 3/1/40  35,000 48
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 182
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46  150,000 117
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 335
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 19
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 166
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 21
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 163

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 16
Miami-Dade County Transit System, Bulild America, Series B,
5.624%, 7/1/40  160,000 180
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 78
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  126,000 153
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 17
New York State Urban Dev., Series B, 2.59%, 3/15/35  305,000 258
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 20
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  25,000 25
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 227
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  25,000 26
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 17
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 26
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 109
2,672
Non-U.S. Government Mortgage-Backed Securities 0.6%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 88,891 81
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 29,126 26
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 76,358 69
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 2.929%, 12/15/36 (2) 150,000 146
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 98,101 91
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 4.159%, 11/15/34 (2) 50,000 47
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (2) 150,000 135
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 3.003%, 10/15/23 (2) 225,000 209
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 96
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 54
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 102

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 25
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 69,509 62
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 3.299%, 11/15/37 (2) 137,619 134
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 3.649%, 11/15/37 (2) 155,313 151
COLT Mortgage Loan Trust, Series 2021-6, Class A1, CMO,
ARM, 1.907%, 12/25/66 (2) 226,080 198
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 40
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 60
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 99
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 3.359%, 11/25/29  91,314 91
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 2.414%, 11/25/41 (2) 52,194 51
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 2.514%, 12/25/41 (2) 41,862 41
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 22,785 22
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 3.38%, 7/15/38 (2) 99,388 97
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 158
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 7,854 8
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2) 60,461 60
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 83
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 3.632%, 12/15/36 (2) 70,000 67
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  175,000 172
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 25
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 65
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class
A8, CMO, ARM, 2.50%, 10/25/51 (2) 194,096 179
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  46,018 46
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 92
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 41,363 40
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 48,982 47
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 2.454%, 8/25/50 (2) 10,584 10
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 18,816 18
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 3.10%, 4/15/38 (2) 255,000 243
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 3.499%, 5/15/23 (2) 110,000 104
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2) 37,885 37
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46  20,000 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 84
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 152
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 24
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2) 130,000 115
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 3.588%, 4/15/32 (2) 100,000 93
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (2) 44,572 42
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (2) 144,658 129
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M USD LIBOR + 1.995%, 3.995%, 11/15/38 (2) 295,000 274
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 3.359%, 10/25/59 (2) 15,643 15
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.207%, 12/25/49 (2) 193,122 173
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 7,631 8

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 3.499%, 5/15/38 (2) 110,000 104
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 4,235 4
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2) 260 —
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 32,190 30
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (2) 42,339 40
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 2.314%, 8/25/33 (2) 28,061 28
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 3.614%, 10/25/33 (2) 60,000 57
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 3.014%, 10/25/41 (2) 100,000 93
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 2.364%, 11/25/41 (2) 165,000 161
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 2.214%, 8/25/33 (2) 38,967 39
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 3.514%, 4/25/42 (2) 167,075 166
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 3.614%, 3/25/42 (2) 140,153 139
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2) 34,123 34
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 24,755 24
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 23,436 23
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 54,334 53
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 44,471 41
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (2) 255,619 229
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 41
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 99
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 74
Wells Fargo Mortgage Backed Securities Trust, Series 2021-
RR1, Class A1, CMO, ARM, 2.50%, 12/25/50 (2) 91,660 81
6,389

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Private Investment Companies 7.3%
Blackstone Partners Offshore Fund, Series E1 (1)(3) 35,807 76,261
76,261
U.S. Government & Agency Mortgage-Backed
Securities 0.0%
Federal Home Loan Mortgage
2.777%, 4/25/23  4 4
2.952%, 2/25/27  25 25
29
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,306
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 667
U.S. Treasury Bonds, 1.75%, 8/15/41  1,510,000 1,178
U.S. Treasury Bonds, 1.875%, 2/15/41  2,530,000 2,034
U.S. Treasury Bonds, 1.875%, 2/15/51 (9)(10) 3,590,000 2,756
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,976
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 289
U.S. Treasury Bonds, 2.25%, 2/15/52  1,545,000 1,301
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 126
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 60
U.S. Treasury Bonds, 2.75%, 8/15/47 (9)(10) 5,915,000 5,388
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 528
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 374
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 413
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 209
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 711
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 145
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 286
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 590
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 645
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  116,761 97
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  120,226 100
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  260,355 223
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  658,554 625
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  644,198 633
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  231,155 229
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  311,980 319
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  367,449 376
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  156,813 162
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  105,099 115
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  916,972 926
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  2,844,757 2,867
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  473,692 477

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  375,128 379
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  782,428 789
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,424,283 1,442
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  102,688 104
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  3,959,068 3,998
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  317,307 318
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,109,829 1,115
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  392,998 394
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  60,745 61
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  1,183,093 1,180
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  2,183,088 2,206
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,142,700 1,160
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  3,196,545 3,228
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  1,534,550 1,564
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  416,254 425
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  229,542 236
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  553,978 561
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  68,605 69
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  981,248 995
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  1,254,743 1,288
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  337,017 354
U.S. Treasury Notes, 0.125%, 5/31/23 (9) 2,285,000 2,231
U.S. Treasury Notes, 0.25%, 6/15/23  105,000 103
U.S. Treasury Notes, 0.25%, 5/31/25 (9) 4,965,000 4,616
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 358
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 108
U.S. Treasury Notes, 0.875%, 6/30/26 (9) 1,710,000 1,590
U.S. Treasury Notes, 1.25%, 8/15/31  2,145,000 1,904
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 887
U.S. Treasury Notes, 1.875%, 9/30/22  25,000 25
U.S. Treasury Notes, 1.875%, 2/28/27  2,885,000 2,781
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 341
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 518
65,459
Total United States (Cost
$671,135
)
721,929
URUGUAY 0.0%
Common Stocks 0.0%
Dlocal (USD) (1) 856 24
Total Uruguay (Cost
$23
)
24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam (1) 8,900 33
Asia Commercial Bank (1) 165,193 185
Bank for Foreign Trade of Vietnam  63,032 202
FPT  119,232 439
Khang Dien House Trading & Investment (1) 22,440 36
Military Commercial Joint Stock Bank (1) 153,125 180
Mobile World Investment  82,200 222
Nam Long Investment  42,466 72
Phu Nhuan Jewelry  27,600 138
Saigon Beer Alcohol Beverage  23,200 179
Vietnam Dairy Products  30,500 95
Vietnam Engine & Agricultural Machinery  32,700 62
Vietnam Technological & Commercial Joint Stock Bank (1) 20,000 34
Total Vietnam (Cost
$1,720
)
1,877
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Treasury Reserve Fund, 2.02% (7)(11) 40,879,900 40,880
Total Short-Term Investments (Cost $40,880) 40,880
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.03% (7)(11) 723,575 724
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 724
Total Securities Lending Collateral (Cost $724) 724

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Call,
8/26/22 @ $122.25 (1) 4 485 2
Total Options Purchased (Cost $2) 2
Total Investments in Securities 100.2%
(Cost $982,726) $ 1,049,322
Other Assets Less Liabilities (0.2)% (2,224)
Net Assets 100.0% $ 1,047,098
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,464 and represents 1.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,278 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at July 31, 2022.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2022.
(10) At July 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
KWD Kuwait Dinar
NOK Norwegian Krone
NZD New Zealand Dollar
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
9/16/22 @ $77.00 2,504 19,579 (303)
S&P 500 Index, Call, 9/16/22 @ $4,100.00 119 49,150 (1,623)
Total Options Written (Premiums $(1,736)) $ (1,926)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/19/22 SEK 2,990 USD 307 $ (13)
Bank of America 8/19/22 USD 44 EUR 42 2
Bank of America 8/19/22 USD 354 SEK 3,500 9
Barclays Bank 8/19/22 USD 44 GBP 36 —
Barclays Bank 8/19/22 USD 29 GBP 24 —
Barclays Bank 8/31/22 USD 8,013 GBP 6,636 (75)
Citibank 8/19/22 USD 311 GBP 249 8
Citibank 9/23/22 USD 74 SEK 745 —
Deutsche Bank 8/31/22 USD 15,060 EUR 14,799 (99)
Goldman Sachs 8/19/22 EUR 189 USD 203 (10)
Goldman Sachs 8/19/22 USD 44 SEK 440 —
Goldman Sachs 10/21/22 USD 28 NZD 45 —
HSBC Bank 8/19/22 GBP 82 USD 103 (3)
JPMorgan Chase 8/19/22 EUR 151 USD 154 —
JPMorgan Chase 8/19/22 EUR 21 USD 22 (1)
JPMorgan Chase 8/19/22 GBP 238 USD 299 (9)
JPMorgan Chase 8/19/22 SEK 950 USD 98 (4)
JPMorgan Chase 8/19/22 USD 314 EUR 298 9
JPMorgan Chase 8/19/22 USD 44 GBP 36 1
JPMorgan Chase 8/31/22 USD 459 AUD 657 (1)
JPMorgan Chase 8/31/22 USD 804 CHF 764 (1)
JPMorgan Chase 8/31/22 USD 1,538 DKK 11,245 (9)
JPMorgan Chase 8/31/22 USD 2,362 EUR 2,312 (6)
JPMorgan Chase 8/31/22 USD 828 GBP 680 (1)
JPMorgan Chase 8/31/22 USD 1,653 HKD 12,964 —
JPMorgan Chase 8/31/22 USD 278 ILS 955 (3)
JPMorgan Chase 8/31/22 USD 1,610 JPY 214,606 (3)
JPMorgan Chase 8/31/22 USD 549 NOK 5,366 (6)
JPMorgan Chase 8/31/22 USD 99 NZD 160 (1)
JPMorgan Chase 8/31/22 USD 1,969 SEK 20,210 (23)
JPMorgan Chase 8/31/22 USD 744 SGD 1,032 (3)
JPMorgan Chase 9/23/22 SEK 90 USD 9 —
JPMorgan Chase 10/21/22 NZD 114 USD 71 —
JPMorgan Chase 10/21/22 USD 72 AUD 103 —
JPMorgan Chase 10/21/22 USD 71 NZD 114 (1)
Morgan Stanley 8/19/22 USD 30 EUR 29 —
Morgan Stanley 9/23/22 SEK 655 USD 65 —
Standard Chartered 8/31/22 USD 11,108 JPY 1,516,517 (292)
UBS Investment Bank 8/19/22 EUR 151 USD 160 (5)
UBS Investment Bank 8/19/22 USD 184 EUR 172 8

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/31/22 USD 5,201 CHF 4,995 $ (61)
Westpac 8/31/22 USD 4,008 AUD 5,766 (23)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (616)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 9/22 (6,442) $ (196)
Long, 72 S&P 500 E-Mini Index contracts 9/22 14,881 412
Long, 26 U.S. Treasury Long Bond contracts 9/22 3,744 80
Long, 107 U.S. Treasury Notes five year contracts 9/22 12,169 169
Long, 2 U.S. Treasury Notes ten year contracts 9/22 242 1
Short, 1 U.S. Treasury Notes two year contracts 9/22 (211) —
Long, 2 Ultra U.S. Treasury Bonds contracts 9/22 317 —
Short, 7 Ultra U.S. Treasury Notes ten year contracts 9/22 (919) (24)
Net payments (receipts) of variation margin to date (189)
Variation margin receivable (payable) on open futures contracts $ 253

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.85%  $ 499 $ (171) $ 509
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 7.36%  — (5,659) 964
T. Rowe Price Institutional Emerging Markets
Bond Fund, 7.03%  — (10,548) 1,462
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 5.58%  (389) (915) 726
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.69%  (317) (2,943) 1,056
T. Rowe Price International Bond Fund - I Class,
2.75%  (1,026) (5,372) 524
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.69%  5 (434) 94
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  671 (3,396) 139
T. Rowe Price QM U.S. Small & Mid-Cap Core
Equity Fund - I Class  — (914) —
T. Rowe Price Government Reserve Fund, 2.03% — — — ++
T. Rowe Price Treasury Reserve Fund, 2.02% — — 79
T. Rowe Price Short-Term Fund — — — ++
Affiliates not held at period end 30 438 213
Totals $ (527) # $ (29,914) $ 5,766 +

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.85%  $ 27,939 $ 868 $ 8,960 $ 19,676
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 7.36%  — 29,530 — 23,871
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - Investor Class, 7.08%  28,100 — 28,924 —
T. Rowe Price Institutional
Emerging Markets Bond Fund,
7.03%  45,174 3,945 — 38,571
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 5.58%  21,460 3,601 4,839 19,307
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.69%  26,867 1,056 2,267 22,713
T. Rowe Price International
Bond Fund - I Class, 2.75%  37,773 3,004 5,231 30,174
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.69%  6,236 1,170 572 6,400
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  30,060 1,311 — 27,975
T. Rowe Price QM U.S. Small
& Mid-Cap Core Equity Fund - I
Class  — 58,000 — 57,086
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 2.85%  46,184 287 46,085 —
T. Rowe Price Government
Reserve Fund, 2.03% — ¤ ¤ 724
T. Rowe Price Treasury Reserve
Fund, 2.02% 69,784 ¤ ¤ 40,880
T. Rowe Price Short-Term Fund 4,373 ¤ ¤ —
Total $ 287,377 ^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $1,504 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,766 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $319,039.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
57
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Global Allocation Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 120,987 $ — $ 120,987
Bond Mutual Funds 160,712 — — 160,712
Common Stocks 319,594 242,948 167 562,709
Convertible Preferred Stocks — 385 1,111 1,496
Equity Mutual Funds 85,061 — — 85,061
Preferred Stocks — 490 — 490
Private Investment Companies — — 76,261 76,261
Short-Term Investments 40,880 — — 40,880
Securities Lending Collateral 724 — — 724
Options Purchased 2 — — 2
Total Securities 606,973 364,810 77,539 1,049,322
Forward Currency Exchange
Contracts — 37 — 37
Futures Contracts* 662 — — 662
Total $ 607,635 $ 364,847 $ 77,539 $ 1,050,021
Liabilities
Options Written $ — $ 1,926 $ — $ 1,926
Forward Currency Exchange
Contracts — 653 — 653
Futures Contracts* 220 — — 220
Total $ 220 $ 2,579 $ — $ 2,799
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2022, totaled $14,999,000 for the period ended July 31,
2022. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
7/31/22
Investment in
Securities
Common Stocks $ 157 $ (2,495) $ 732 $ (63) $ 1,836 $ 167
Convertible Bonds 212 — — (212) — —
Convertible Preferred
Stocks 3,300 (1,655) 77 (611) — 1,111
Private Investment
Companies 91,035 726 73,651 (89,151) — 76,261
Total $ 94,704 $ (3,424) $ 74,460 $ (90,037) $ 1,836 $ 77,539

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 167 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
certainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
6.0x
– 16.5x
15.2x Increase
Enterprise
value to sales
multiple
2.8x
– 12.6x
11.4x Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,111 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.5x
– 23.2x
11.1x Increase
Gross profit
growth rate
18%
- 66%
38% Increase
Enterprise
value to sales
multiple
1.4x
– 16.8x
4.2x Increase
Sales growth
rate
5% - 75% 29% Increase
Enterprise
Value to
EBITDA
Multiple
18.2x 18.2x Increase
Enterprise
Value to EBIT
Multiple
9.8x
– 15.1x
12.2x Increase
EBIT growth
rate
26%
- 55%
41% Increase
Discount rate
for cost of
capital
25%
- 40%
28% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 76,261 Rollforward of
Investee NAV
Estimated
return
0.15% 0.15% Increase

T. ROWE PRICE Global Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F154-054Q3 07/22